Derivative Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Apr. 26, 2018	Mar. 28, 2017	May 03, 2016	Jan. 29, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock issued during period (shares)	13,700,000
Gross amount							$ 0	$ 7,375
Cancellation of derivative liability							0	(3,036)
Net proceeds on issuance stock		$ 48,800			$ 27,542	$ 48,786	$ 48,792	23,964
Common Stock
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock issued during period (shares)					15,300,000		5,250,000
Common Stock | Public Offering
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock issued during period (shares)		5,250,000
Net proceeds on issuance stock		$ 48,800
Share price (usd per share)		$ 10
Series AB Preferred Stock Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants to acquire shares of common stock, shares				16,000,000
Exercise price (usd per share)				$ 1.25
Term of year from the date of issuance				1 year
Series AB Preferred Stock Warrant | CRG
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amount								7,400
Fair value of exercised warrants								$ 1,600
Cancellation of derivative liability			$ 3,000
Series AB Preferred Stock Warrant | CRG | Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock issued during period (shares)								5,900,000
Series AB Preferred Stock Warrant | CRG | Common Stock
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares issued upon conversion, shares								175,938
Placement Agent Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued, shares								10,390
Warrant term								5 years
Fair value of the warrant			$ 300				$ 0	$ 200